Income Taxes - Schedule of Federal and State NOLs and Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset, Before Valuation Allowance	$ 551,571	$ 673,264
Valuation Allowance	(27,776)	(27,483)
Total deferred tax assets	523,795	$ 645,781
Federal | Net Operating Losses | 2027-2037
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset, Before Valuation Allowance	25,017
Valuation Allowance	(21,086)
Total deferred tax assets	3,931
Federal | Tax Credits | 2034-2045
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset, Before Valuation Allowance	552
Valuation Allowance	(552)
Total deferred tax assets	0
State and Local | Net Operating Losses | 2027-2045
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset, Before Valuation Allowance	6,981
Valuation Allowance	(5,995)
Total deferred tax assets	986
State and Local | Tax Credits | 2026-2034
Operating Loss Carryforwards [Line Items]
Deferred Tax Asset, Before Valuation Allowance	17,898
Valuation Allowance	(143)
Total deferred tax assets	$ 17,755